Other receivables (Tables)	12 Months Ended
Dec. 31, 2024
Other Receivables
Schedule of other receivables

	2024	2023

Other receivables	1,415,263	1,691,665
Other receivables - ECL Allowance	(1,820)	(2,635)
Total	1,413,443	1,689,030